Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Reconciliation of Current Income Taxes

A reconciliation of current income taxes at statutory rates with the reported taxes is as follows:

For the years ended December 31,	2025	2024	2023

Net income (loss) before income taxes	$(52,713,569)	$(6,681,589)	$1,816,484
Effective tax rate	27%	27%	27%
Expected income tax recovery	$(14,232,664)	$(1,804,029)	$490,451
Change in statutory, foreign tax, foreign exchange rates, and other	3,177,821	(109,080)	(199,665)
Permanent differences	999,092	2,628,742	1,335,113
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	122,462	381,147	249,576
Change in unrecognized deductible temporary differences	6,440,621	1,350,273	(15,149)
Total	$(3,492,668)	$2,447,053	$1,860,326

Schedule of Deferred Tax Assets and Liabilities

For the years ended December 31, 2025 and 2024, the tax effected items that give rise to significant portions of the deferred tax assets and deferred tax liabilities as at year-end are presented below:

As at December 31,	2025	2024	2023
Deferred tax liabilities
Oil and gas properties	$-	$(10,117,185)	$(9,990,074)
Property and equipment	(9,791)	(80,212)	(60,011)
Convertible debt	-	(76,898)	(327,305)

Deferred tax assets
Assets held for sale	$-	$388,917	$311,357
Asset retirement obligation	9,791	1,179,042	1,249,406
Non-capital losses	-	4,466,394	6,685,079
Net deferred tax assets (liabilities)	$-	$(4,239,942)	$(2,131,548)

Schedule of Deductible Temporary Differences and Unused Tax Losses

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2025	Expiry	2024	Expiry	2023	Expiry

Share issue costs	773,177	2028	1,899,434	2028	2,782,651	2027
Oil and gas properties	124,154	N/A	-	N/A	-	N/A
Property and equipment	29,700	N/A	19,579	N/A	16,101	N/A
Asset retirement obligation	6,363,104	N/A	-	N/A	-	N/A

Non-capital losses	66,363,185	See below	37,156,322	See below	23,300,283	See below
Canada	19,097,046	2042 to 2044	14,174,648	2042 to 2044	9,283,130	2042 to 2043
USA	17,378,146	indefinite	12,362,896	indefinite	4,228,651	indefinite
USA	10,615,538	2028 to 2037	10,615,538	2028 to 2037	9,785,059	2028 to 2037
Turkey	19,267,743	N/A	-	N/A	-	N/A
Bulgaria	4,712	2028	3,240	2028	3,443	2028